SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Costs attributed to revenues	(1,063)	(840)	(2,302)	(1,638)
General and administrative costs	(72)	(64)	(133)	(125)
Other income (expense)	(4)	3	(22)	(13)
Interest expense	247	241	529	453
Depreciation and amortization	(375)	(323)	(775)	(615)
Deferred taxes	(8)	1	(56)	(11)
Mark-to-market on hedging items and other	(154)	(1)	(202)	(56)
Share of earnings from associates	11	34	59	52	$ 224
Net income attributable to non-controlling interest and preferred unitholders	(95)	(156)	(124)	(291)
Net income (loss) attributable to partnership	(61)	98	58	128
Utilities
Disclosure of operating segments [line items]
Revenues	583	743	1,270	1,471
Transport
Disclosure of operating segments [line items]
Revenues	692	350	1,519	686
Energy
Disclosure of operating segments [line items]
Revenues	584	512	1,178	962
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	87	80	175	159
Reportable segments
Disclosure of operating segments [line items]
Revenues	901	987	1,887	1,952
Costs attributed to revenues	(391)	(451)	(814)	(883)
General and administrative costs	(72)	(64)	(133)	(125)
Adjusted EBITDA	(438)	(472)	(940)	(944)
Other income (expense)	43	19	50	38
Interest expense	148	154	299	294
Funds From Operations	333	337	691	688
Depreciation and amortization	(222)	(234)	(469)	(454)
Deferred taxes	4	(19)	(35)	(21)
Mark-to-market on hedging items and other	(176)	14	(129)	(85)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(61)	98	58	128
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	248	278	523	547
Costs attributed to revenues	(74)	(88)	(156)	(176)
General and administrative costs	0	0	0	0
Adjusted EBITDA	(174)	(190)	(367)	(371)
Other income (expense)	(10)	(9)	(22)	(19)
Interest expense	34	38	69	72
Funds From Operations	130	143	276	280
Depreciation and amortization	(42)	(44)	(87)	(89)
Deferred taxes	(15)	(27)	(54)	(40)
Mark-to-market on hedging items and other	(13)	44	(23)	33
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	60	116	112	184
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	283	386	608	775
Costs attributed to revenues	(138)	(202)	(297)	(402)
General and administrative costs	0	0	0	0
Adjusted EBITDA	(145)	(184)	(311)	(373)
Other income (expense)	9	2	8	1
Interest expense	46	51	91	100
Funds From Operations	108	135	228	274
Depreciation and amortization	(76)	(94)	(166)	(185)
Deferred taxes	5	5	13	11
Mark-to-market on hedging items and other	(32)	(37)	(98)	(77)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	5	9	(23)	23
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	266	256	543	501
Costs attributed to revenues	(128)	(133)	(257)	(251)
General and administrative costs	0	0	0	0
Adjusted EBITDA	(138)	(123)	(286)	(250)
Other income (expense)	2	6	5	14
Interest expense	34	33	70	61
Funds From Operations	106	96	221	203
Depreciation and amortization	(63)	(65)	(127)	(124)
Deferred taxes	(1)	3	(6)	1
Mark-to-market on hedging items and other	(24)	(25)	(49)	(39)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	18	9	39	41
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	104	67	213	129
Costs attributed to revenues	(51)	(28)	(104)	(54)
General and administrative costs	0	0	0	0
Adjusted EBITDA	(53)	(39)	(109)	(75)
Other income (expense)	2	1	0	2
Interest expense	12	10	24	19
Funds From Operations	43	30	85	58
Depreciation and amortization	(41)	(30)	(89)	(55)
Deferred taxes	19	(1)	19	3
Mark-to-market on hedging items and other	(5)	(9)	(23)	(15)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	16	(10)	(8)	(9)
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative costs	(72)	(64)	(133)	(125)
Adjusted EBITDA	72	64	133	125
Other income (expense)	40	19	59	40
Interest expense	22	22	45	42
Funds From Operations	(54)	(67)	(119)	(127)
Depreciation and amortization	0	(1)	0	(1)
Deferred taxes	(4)	1	(7)	4
Mark-to-market on hedging items and other	(102)	41	64	13
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(160)	(26)	(62)	(111)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(298)	(369)	(627)	(737)
Costs attributed to revenues	(130)	(180)	(267)	(357)
General and administrative costs	0	0	0	0
Adjusted EBITDA	168	189	(360)	380
Other income (expense)	(7)	(1)	(3)	2
Interest expense	46	46	88	87
Funds From Operations	(129)	(144)	(275)	(291)
Depreciation and amortization	(92)	(105)	(203)	(203)
Deferred taxes	(12)	14	(2)	10
Mark-to-market on hedging items and other	38	(9)	15	26
Share of earnings from associates	11	34	59	52
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	1,343	1,067	2,882	2,063
Costs attributed to revenues	(802)	(569)	(1,755)	(1,112)
General and administrative costs	0	0	0	0
Adjusted EBITDA	(541)	(498)	(1,127)	(951)
Other income (expense)	(40)	(15)	(69)	(53)
Interest expense	145	133	318	246
Funds From Operations	356	350	740	652
Depreciation and amortization	(245)	(194)	(509)	(364)
Deferred taxes	0	6	(19)	0
Mark-to-market on hedging items and other	(16)	(6)	(88)	3
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(95)	(156)	(124)	(291)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0